Valuation of debt and equity investments and certain liabilities (Policies)	12 Months Ended
Dec. 31, 2011
Valuation of debt and equity investments and certain liabilities [Abstract]
Investment policy
Investments
We present investments on our balance sheets as cash equivalents, short-term investments or long-term investments. Specific details are as follows:

Cash equivalents and short-term investments: We consider investments in debt securities with maturities of three months or less from the date of our investment to be cash equivalents. We consider investments in debt securities with maturities beyond three months from the date of our investment as being available for use in current operations and include these investments in short-term investments. The primary objectives of our cash equivalent and short-term investment activities are to preserve capital and maintain liquidity while generating appropriate returns.
Long-term investments: Long-term investments consist of mutual funds, auction-rate securities, venture capital funds and non-marketable equity securities.
Classification of investments: Depending on our reasons for holding the investment and our ownership percentage, we classify investments in securities as available for sale, trading, equity-method or cost-method investments, which are more fully described in Note 9. We determine cost or amortized cost, as appropriate, on a specific identification basis.

We classify our investments as available for sale, trading, equity method or cost method. Most of our investments are classified as available for sale.

    Available-for-sale and trading securities are stated at fair value, which is generally based on market prices, broker quotes or, when necessary, financial models (see fair-value discussion below). Unrealized gains and losses on available-for-sale securities are recorded as an increase or decrease, net of taxes, in AOCI on our Consolidated balance sheets. We record other-than-temporary losses (impairments) on available-for-sale securities in OI&E in our Consolidated statements of income.

We classify certain mutual funds as trading securities. These mutual funds hold a variety of debt and equity investments intended to generate returns that offset changes in certain deferred compensation liabilities. We record changes in the fair value of these mutual funds and the related deferred compensation liabilities in SG&A. Changes in the fair value of debt securities classified as trading securities are recorded in OI&E.

Our other investments are not measured at fair value but are accounted for using either the equity method or cost method. These investments consist of interests in venture capital funds and other non-marketable equity securities. Gains and losses from equity method investments are reflected in OI&E based on our ownership share of the investee’s financial results. Gains and losses on cost method investments are recorded in OI&E when realized or when an impairment of the investment’s value is warranted based on our assessment of the recoverability of each investment.

Fair value
Fair-value considerations
We measure and report certain financial assets and liabilities at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The three-level hierarchy discussed below indicates the extent and level of judgment used to estimate fair-value measurements.

Level 1 –	Uses unadjusted quoted prices that are available in active markets for identical assets or liabilities as of the reporting date.
Level 2 –
Uses inputs other than Level 1 that are either directly or indirectly observable as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not active. Level 2 also includes assets and liabilities that are valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data. Our Level 2 assets consist of corporate obligations, some U.S. government agency securities and auction-rate securities that have been called for redemption. We utilize a third-party data service to provide Level 2 valuations, verifying these valuations for reasonableness relative to unadjusted quotes obtained from brokers or dealers based on observable prices for similar assets in active markets.

Level 3 –
Uses inputs that are unobservable, supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models that utilize management estimates of market participant assumptions.

Our auction-rate securities are primarily classified as Level 3 assets. Auction-rate securities are debt instruments with variable interest rates that historically would periodically reset through an auction process. These auctions have not functioned since 2008. There is no active secondary market for these securities, although limited observable transactions do occasionally occur. As a result, we use a discounted cash flow model to determine the estimated fair value of these investments as of each quarter end. The assumptions used in preparing the discounted cash flow model include estimates for the amount and timing of future interest and principal payments and the rate of return required by investors to own these securities in the current environment. In making these assumptions, we consider relevant factors including: the formula for each security that defines the interest rate paid to investors in the event of a failed auction; forward projections of the interest rate benchmarks specified in such formulas; the likely timing of principal repayments; the probability of full repayment considering the guarantees by the U.S. Department of Education of the underlying student loans and additional credit enhancements provided through other means; and, publicly available pricing data for student loan asset-backed securities that are not subject to auctions. Our estimate of the rate of return required by investors to own these securities also considers the reduced liquidity for auction-rate securities. To date, we have collected all interest on all of our auction-rate securities when due and expect to continue to do so in the future.